Long-Term Debt - Disclosed in the Condensed Consolidated Balance Sheets (Unaudited for June 30, 2014) (Table) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Long-Term Debt [Abstract]
Current portion of long-term debt	$ 30,698,424	$ 17,257,750
Long-term debt	167,483,576	162,857,176
Total	$ 198,182,000	$ 180,114,926